UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7642

Name of Fund: MuniAssets Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniAssets Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/05

Date of reporting period: 12/01/04 - 2/28/05

Item 1 - Schedule of Investments

MuniAssets Fund, Inc.

Schedule of Investments as of February 28, 2005                   (in Thousands)

                               Face
State                          Amount         Municipal Bonds                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.9%               $  2,420         Brewton, Alabama, IDB, PCR, Refunding (Container Corporation of
                                              America-Jefferson Smurfit Corp. Project), 8% due 4/01/2009                  $    2,503
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Alaska.- 0.5%                   1,410         Alaska Industrial Development and Export Authority Revenue Bonds
                                              (Williams Lynxs Alaska Cargoport), AMT, 7.80% due 5/01/2014                      1,475
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Arizona - 7.4%                                Coconino County, Arizona, Pollution Control Corporation, Revenue
                                              Refunding Bonds (Tucson Electric Power - Navajo):
                                3,000             AMT, Series A, 7.125% due 10/01/2032                                         3,153
                                2,500             Series B, 7% due 10/01/2032                                                  2,606
                                1,425         Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                                              Schools Project 1), Series A, 6.625% due 7/01/2020                               1,409
                                              Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King
                                              Apartments Project):
                                1,540             Series A, 6.75% due 5/01/2031                                                1,259
                                2,345             Sub-Series C, 9.50% due 11/01/2031                                           1,811
                                7,600         Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America
                                              West Airlines Inc. Project), AMT, 6.30% due 4/01/2023                            5,773
                                              Pima County, Arizona, IDA, Education Revenue Bonds:
                                1,420             (Arizona Charter Schools Project), Series E, 7.25% due 7/01/2031             1,513
                                1,000             (Arizona Charter Schools Project II), Series A, 6.75% due 7/01/2031          1,032
                                1,320         Show Low, Arizona, Improvement District No. 5, Special Assessment Bonds,
                                              6.375% due 1/01/2015                                                             1,378
------------------------------------------------------------------------------------------------------------------------------------
California - 3.3%                             California State, Various Purpose, GO:
                                1,900             5.25% due 11/01/2025                                                         2,024
                                1,300             5.50% due 11/01/2033                                                         1,412
                                1,180             5.25% due 4/01/2034                                                          1,250
                                1,320         Fontana, California, Special Tax, Refunding (Community Facilities
                                              District Number 22 - Sierra), 6% due 9/01/2034                                   1,342
                                2,620         Golden State Tobacco Securitization Corporation of California, Tobacco
                                              Settlement Revenue Bonds, Series B, 5.50% due 6/01/2043                          2,797

Portfolio Abbreviations

To simplify the listings of MuniAssets Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
EDA       Economic Development Authority
GO        General Obligation Bonds
IDA       Industrial Development Authority
IDB       Industrial Development Board
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
PCR       Pollution Control Revenue Bonds
VRDN      Variable Rate Demand Notes

MuniAssets Fund, Inc.

Schedule of Investments as of February 28, 2005                   (in Thousands)

                               Face
State                          Amount         Municipal Bonds                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Colorado - 7.2%              $  2,000         Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D,
                                              7.75% due 11/15/2013 (a)                                                    $    2,418
                                              Denver, Colorado, Urban Renewal Authority, Tax Increment Revenue Bonds
                                              (Pavilions), AMT:
                                2,450             7.75% due 9/01/2016                                                          2,570
                                3,000             7.75% due 9/01/2017                                                          3,147
                                              Elk Valley, Colorado, Public Improvement Revenue Bonds (Public
                                              Improvement Fee):
                                1,890             Series A, 7.10% due 9/01/2014                                                2,038
                                2,095             Series A, 7.30% due 9/01/2022                                                2,252
                                1,000             Series B, 7% due 9/01/2031                                                   1,026
                                1,760         North Range, Colorado, Metropolitan District Number 1, GO, 7.25%
                                              due 12/15/2031                                                                   1,770
                                2,850         Plaza Metropolitan District No. 1, Colorado, Tax Allocation Revenue
                                              Bonds (Public Improvement Fees), 8% due 12/01/2025                               2,970
                                1,170         Southlands, Colorado, Medical District, GO (Metropolitan District # 1),
                                              7.125% due 12/01/2034                                                            1,199
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Connecticut - 2.6%                680         Connecticut State Development Authority, Airport Facility Revenue Bonds
                                              (LearJet Inc. Project), AMT, 7.95% due 4/01/2026                                   790
                                3,490         Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC
                                              Project), AMT, 8% due 4/01/2030                                                  3,658
                                2,425         New Haven, Connecticut, Facility Revenue Bonds (Hill Health Corporation
                                              Project), 9.25% due 5/01/2017                                                    2,427
------------------------------------------------------------------------------------------------------------------------------------
Florida - 5.1%                    790         Arbor Greene Community Development District, Florida, Special Assessment
                                              Revenue Bonds, 7.60% due 5/01/2018                                                 808
                                1,130         Capital Projects Finance Authority, Florida, Continuing Care Retirement
                                              Revenue Bonds (Glenridge on Palmer Ranch), Series A, 8% due 6/01/2032            1,210
                                  500         Harbor Bay, Florida, Community Development District, Capital Improvement
                                              Special Assessment Revenue Bonds, Series A, 7% due 5/01/2033                       535
                                2,000         Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds
                                              (National Gypsum), AMT, Series A, 7.125% due 4/01/2030                           2,203
                                3,255         Midtown Miami, Florida, Community Development District, Special
                                              Assessment Revenue Bonds, Series A, 6.25% due 5/01/2037                          3,366
                                2,305         Orlando, Florida, Urban Community Development District, Capital
                                              Improvement Special Assessment Bonds, Series A, 6.95% due 5/01/2033              2,454
                                2,400         Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25%
                                              due 7/01/2028                                                                    2,230
                                  955         Waterchase, Florida, Community Development District, Capital Improvement
                                              Revenue Bonds, Series A, 6.70% due 5/01/2032Series A,  6.70%
                                              due 5/01/2032                                                                    1,008
------------------------------------------------------------------------------------------------------------------------------------
Georgia - 3.6%                  3,000         Atlanta, Georgia, Tax Allocation Revenue Bonds (Atlantic Station
                                              Project), 7.90% due 12/01/2024                                                   3,261
                                              Brunswick & Glynn County, Georgia, Development Authority, First Mortgage
                                              Revenue Bonds (Coastal Community Retirement Corporation Project)
                                              Series A:
                                1,165             7.125% due 1/01/2025                                                         1,223
                                1,690             7.25% due 1/01/2035                                                          1,780
                                2,000         Milledgeville-Baldwin County, Georgia, Development Authority Revenue
                                              Bonds (Georgia College and State University Foundation), 5.625%
                                              due 9/01/2030                                                                    2,092
                                1,170         Savannah, Georgia, EDA, Revenue Bonds (Marshes of Skidaway), First
                                              Mortgage, Series A, 7.40% due 1/01/2034                                          1,218
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MuniAssets Fund, Inc.

Schedule of Investments as of February 28, 2005                   (in Thousands)

                               Face
State                          Amount         Municipal Bonds                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.4%                 $  1,000         Idaho Health Facilities Authority, Revenue Refunding Bonds (Valley Vista
                                              Care Corporation), Series A, 7.75% due 11/15/2016                           $    1,014
------------------------------------------------------------------------------------------------------------------------------------
Illinois - 5.3%                 2,630         Caseyville, Illinois, Senior Tax Increment Revenue Bonds (Forest Lakes
                                              Project), 7% due 12/30/2022                                                      2,628
                                4,000         Chicago, Illinois, O'Hare International Airport, Special Facility,
                                              Revenue Refunding Bonds (American Airlines Inc. Project), 8.20%
                                              due 12/01/2024                                                                   3,354
                                  600         Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75%
                                              due 12/01/2032                                                                     620
                                              Illinois Development Finance Authority Revenue Bonds (Primary Health Care
                                              Centers Facilities Acquisition Program):
                                  115             7.50% due 12/01/2006 (g)                                                       121
                                  560             7.50% due 12/01/2006                                                           560
                                  475             7.75% due 12/01/2006 (h)                                                       523
                                2,720             7.75% due 12/01/2016                                                         2,720
                                1,990         Illinois Health Facilities Authority Revenue Bonds (Holy Cross Hospital
                                              Project), 6.70% due 3/01/2014                                                    1,895
                                  685         Illinois State Finance Authority Revenue Bonds (Primary Health Care
                                              Centers Program), 6.60% due 7/01/2024                                              683
                                1,070         Lincolnshire, Illinois, Special Service Area No. 1, Special Tax Bonds
                                              (Sedgebrook Project), 6.25% due 3/01/2034                                        1,128
------------------------------------------------------------------------------------------------------------------------------------
Iowa - 1.0%                     2,250         Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds
                                              (Care Initiatives Project), 9.25% due 7/01/2025                                  2,720
------------------------------------------------------------------------------------------------------------------------------------
Kentucky - 1.0%                 2,850         Kenton County, Kentucky, Airport Board, Special Facilities, Revenue
                                              Bonds (Mesaba Aviation Inc. Project), AMT, Series A, 6.70% due 7/01/2029         2,281
                                  600         Kentucky Economic Development Finance Authority, Hospital Facilities,
                                              Revenue Refunding Bonds (Baptist Healthcare), VRDN, Series C, 1.76%
                                              due 8/15/2031 (b)(f)                                                               600
------------------------------------------------------------------------------------------------------------------------------------
Louisiana - 2.9%                7,500         Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company
                                              Project), 7.50% due 7/01/2013                                                    7,777
------------------------------------------------------------------------------------------------------------------------------------
Maine - 0.4%                    1,160         Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds
                                              (Great Northern Paper Project-Bowater), AMT, 7.75% due 10/01/2022                1,166
------------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.7%                 1,910         Maryland State Economic Development Corporation, Revenue Refunding Bonds
                                              (Baltimore Association for Retarded Citizens-Health and Mental Hygiene
                                              Program), Series A, 7.75% due 3/01/2025                                          2,038
                                2,500         Maryland State Energy Financing Administration, Limited Obligation
                                              Revenue Bonds (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019           2,553
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 1.8%            1,680         Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                              (Eastern Nazarene College), 5.625% due 4/01/2029                                 1,550
                                1,150         Massachusetts State Health and Educational Facilities Authority Revenue
                                              Bonds (Jordan Hospital), Series E, 6.75% due 10/01/2033                          1,223
                                2,220         Massachusetts State Health and Educational Facilities Authority, Revenue
                                              Refunding Bonds (Bay Cove Human Services Issue), Series A, 5.90%
                                              due 4/01/2028                                                                    2,140
------------------------------------------------------------------------------------------------------------------------------------
Michigan - 0.6%                 1,635         Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue
                                              Bonds (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034          1,555
------------------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.1%                1,180         Minneapolis & Saint Paul, Minnesota, Metropolitan Airports Commission,
                                              Special Facilities Revenue Bonds, (Northwest Airlines Inc. Project),
                                              AMT, 7.375% due 4/01/2025                                                        1,125
                                1,770         Saint Paul, Minnesota, Port Authority, Hotel Facility, Revenue Refunding
                                              Bonds (Radisson Kellogg Project), Series 2, 7.375% due 8/01/2029                 1,850
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MuniAssets Fund, Inc.

Schedule of Investments as of February 28, 2005                   (in Thousands)

                               Face
State                          Amount         Municipal Bonds                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.9%                               Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds
                                              (Gravois Bluffs):
                             $    425             6.75% due 10/01/2015                                                    $      431
                                1,000             7% due 10/01/2021                                                            1,077
                                1,000         Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue
                                              Bonds (Bishop Spencer Place), Series A, 6.50% due 1/01/2035                      1,019
------------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.2%                     650         Clark County, Nevada, Improvement District No. 142 Special Assessment,
                                              6.375% due 8/01/2023                                                               670
------------------------------------------------------------------------------------------------------------------------------------
New Jersey - 16.5%                            Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds
                                              (Holt Hauling & Warehousing), AMT, Series A (c)(d):
                                5,600             9.625% due 1/01/2011                                                           727
                                5,800             9.875% due 1/01/2021                                                           752
                                  770         Camden County, New Jersey, Pollution Control Financing Authority, Solid
                                              Waste Resource Recovery Revenue Bonds, Series D, 7.25% due 12/01/2010              770
                                              Camden County, New Jersey, Pollution Control Financing Authority, Solid
                                              Waste Resource Recovery, Revenue Refunding Bonds, AMT:
                                9,000             Series A,  7.50% due 12/01/2010                                              8,999
                                  985             Series B,  7.50% due 12/01/2009                                                985
                                3,065         New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                 3,224
                                2,500         New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7%
                                              due 10/01/2014                                                                   2,619
                                              New Jersey EDA, Retirement Community Revenue Bonds, Series A:
                                1,665             (Cedar Crest Village Inc. Facility), 7.25% due 11/15/2021                    1,763
                                5,800             (Seabrook Village Inc.), 8.125% due 11/15/2023                               6,253
                                              New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                              Project), AMT:
                                2,000             6.25% due 9/15/2019                                                          1,677
                                6,195             6.25% due 9/15/2029                                                          4,915
                                1,250             9% due 6/01/2033                                                             1,277
                                2,650         New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                              (Pascack Valley Hospital Association), 6.625% due 7/01/2036                      2,616
                                1,500         New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                                              Bonds (Trinitas Hospital Obligation Group), 7.40% due 7/01/2020                  1,712
                                4,280         Tobacco Settlement Financing Corporation of New Jersey, Asset Backed
                                              Revenue Refunding Bonds, 5.75% due 6/01/2032                                     4,267
                                1,425         Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds,
                                              7% due 6/01/2041                                                                 1,529
------------------------------------------------------------------------------------------------------------------------------------
New Mexico - 1.0%               2,500         Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Co.-San
                                              Juan Project), Series A, 6.95% due 10/01/2020                                    2,620
------------------------------------------------------------------------------------------------------------------------------------
New York - 3.3%                 1,400         Dutchess County, New York, IDA, Civic Facility, Revenue Refunding Bonds
                                              (Saint Francis Hospital), Series A, 7.50% due 3/01/2029                          1,426
                                              New York City, New York, City IDA, Civic Facility Revenue Bonds:
                                  510             Series C, 6.80% due 6/01/2028                                                  527
                                2,715             (Special Needs Facilities Pooled Program), Series C-1, 6.625%
                                                  due 7/01/2029                                                                2,745
                                2,400         New York City, New York, City IDA, Special Facility Revenue Bonds
                                              (British Airways PLC Project), AMT, 7.625% due 12/01/2032                        2,519
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MuniAssets Fund, Inc.

Schedule of Investments as of February 28, 2005                   (in Thousands)

                               Face
State                          Amount         Municipal Bonds                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
New York -concluded          $  1,575         Westchester County, New York, IDA, Continuing Care Retirement, Mortgage
                                              Revenue Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034     $    1,603
------------------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.6%           1,500         North Carolina Medical Care Commission, Retirement Facilities, First
                                              Mortgage Revenue Bonds (Givens Estates Project), Series A, 6.50%
                                              due 7/01/2032                                                                    1,575
------------------------------------------------------------------------------------------------------------------------------------
Oregon - 0.8%                                 Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds
                                              (Wauna Cogeneration Project):
                                1,440              AMT, Series B, 7.40% due 1/01/2016                                          1,477
                                  700              Series A, 7.125% due 1/01/2021                                                718
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 5.5%             2,330         Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh
                                              Continuing Care Project), 6.125% due 2/01/2028                                   2,369
                                3,250         Pennsylvania Economic Development Financing Authority, Exempt Facilities
                                              Revenue Bonds (National Gypsum Company), AMT, Series A, 6.25%
                                              due 11/01/2027                                                                   3,433
                                2,270         Philadelphia, Pennsylvania, Authority for IDR (Air Cargo), AMT, Series
                                              A, 7.50% due 1/01/2025                                                           2,349
                                6,440         Philadelphia, Pennsylvania, Authority for IDR, Commercial Development,
                                              7.75% due 12/01/2017                                                             6,581
------------------------------------------------------------------------------------------------------------------------------------
South Carolina - 1.4%           3,500         South Carolina Jobs, EDA, Economic Development Revenue Bonds (Westminster
                                              Presbyterian Center), 7.75% due 11/15/2030                                       3,725
------------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.3%                  900         Sevier County, Tennessee, Public Building Authority, Local Government
                                              Improvement Revenue Bonds, VRDN, Series IV-A-2, 1.75%
                                              due 6/01/2025 (e)(f)                                                               900
                                2,500         Shelby County, Tennessee,  Health, Educational and Housing Facilities
                                              Board Revenue Bonds (Germantown Village), Series A, 7.25% due 12/01/2034         2,574
------------------------------------------------------------------------------------------------------------------------------------
Texas - 8.3%                    1,000         Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises
                                              Inc.), First Tier, Series A, 6.70% due 1/01/2028                                 1,068
                                              Brazos River Authority, Texas, PCR, Refunding, AMT:
                                2,550              (Texas Utility Company), Series A, 7.70% due 4/01/2033                      3,009
                                3,865              (Utilities Electric Company), Series B, 5.05% due 6/01/2030                 3,940
                                1,680         Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy
                                              Inc. Project), Series B, 7.75% due 12/01/2018                                    1,859
                                2,340         Grand Prairie, Texas, Housing Finance Corporation Revenue Bonds
                                              (Independent Senior Living Center), 7.75% due 1/01/2034                          2,292
                                1,400         Houston, Texas, Health Facilities Development Corporation, Retirement
                                              Facility Revenue Bonds (Buckingham Senior Living Community), Series A,
                                              7.125% due 2/15/2034                                                             1,504
                                3,190         Matagorda County, Texas, Navigation District Number 1, Revenue Refunding
                                              Bonds (Reliant Energy Inc.), Series C, 8% due 5/01/2029                          3,524
                                1,860         Port Corpus Christi, Texas, Individual Development Corporation,
                                              Environmental Facilities Revenue Bonds (Citgo Petroleum Corporation
                                              Project), AMT, 8.25% due 11/01/2031                                              2,001
                                3,000         Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project),
                                              AMT, Series B, 6.70% due 11/01/2030                                              3,135
------------------------------------------------------------------------------------------------------------------------------------
Utah - 0.6%                     1,660         Carbon County, Utah, Solid Waste Disposal Revenue Refunding Bonds
                                              (Laidlaw Environmental), AMT, Series A, 7.45% due 7/01/2017                      1,706
------------------------------------------------------------------------------------------------------------------------------------
Virginia - 7.8%                 1,500         Dulles Town Center, Virginia, Community Development Authority, Special
                                              Assessment Tax (Dulles Town Center
                                              Project), 6.25% due 3/01/2026                                                    1,536
                                              Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds,
                                              Capital Appreciation, Senior Series B:
                               48,400              5.95%* due 8/15/2031                                                       10,048
                               48,400              5.95%* due 8/15/2032                                                        9,418
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MuniAssets Fund, Inc.

Schedule of Investments as of February 28, 2005                   (in Thousands)

                               Face
State                          Amount         Municipal Bonds                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
West Virginia - 0.4%         $  1,320         Princeton, West Virginia, Hospital Revenue Refunding Bonds (Community
                                              Hospital Association Inc. Project), 6% due 5/01/2019                        $    1,069
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.7%                1,855         Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                              (New Castle Place Project), Series A, 7% due 12/01/2031                          1,884
------------------------------------------------------------------------------------------------------------------------------------
Wyoming - 0.9%                  2,500         Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds (FMC
                                              Corporation Project), AMT, Series A, 7% due 6/01/2024                            2,540
------------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands - 1.2%      3,000         Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
                                              (Hovensa Coker Project), AMT, 1.2% 6.50% due 7/01/2021                           3,284
------------------------------------------------------------------------------------------------------------------------------------
                                              Total Investments (Cost - $265,465**) - 98.2%                                  264,454

                                              Other Assets Less Liabilities - 1.8%                                             4,968
                                                                                                                          ----------
                                              Net Assets - 100.0%                                                         $  269,422
                                                                                                                          ==========

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(d)   Restricted securities as to resale, representing .55% of net assets.

                                                                                                 (in Thousands)
      ---------------------------------------------------------------------------------------------------------
                                                                              Acquisition
      Issue                                                                       Date         Cost       Value
      ---------------------------------------------------------------------------------------------------------
      Camden County, New Jersey, Improvement Authority, Lease, Revenue
      Bonds (Holt Hauling & Warehousing), AMT, Series, A 9.625% due 1/01/2011   1/29/1997     $ 5,925    $  727
      Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds     2/06/1996-
      (Holt Hauling & Warehousing), AMT, SeriesA, 9.875% due 1/01/2021          1/29/1997     $ 5,944    $  752
      ---------------------------------------------------------------------------------------------------------
      Total                                                                                   $11,869    $1,479
                                                                                              =================

(e)   FSA Insured.
(f) Security has a maturity of more than one year, but has variable rate and demand features which, qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(g)   Escrowed to maturity.
(h)   Prerefunded.
* Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
** The cost and unrealized appreciation (depreciation) of investments as of February 28, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                $   265,435
                                                                    -----------
      Gross unrealized appreciation                                 $    13,743
      Gross unrealized depreciation                                     (14,724)
                                                                    -----------
      Net unrealized depreciation                                   $      (981)
                                                                    ===========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniAssets Fund, Inc.


By: /s/Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniAssets Fund, Inc.

Date: April 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniAssets Fund, Inc.

Date: April 22, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    MuniAssets Fund, Inc.

Date: April 22, 2005